ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 1) (State Harvest Holdings Limited [Member], CNY) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2012
State Harvest Holdings Limited [Member]
Net assets acquired:
Cash	163,517
Other current assets	6,201
Due to State Harvest Shareholders and their designee	(2,022)
Other payables and accrued expenses	(965)
Payments to Acquire Interest in Subsidiaries and Affiliates, Total	166,731
Less: Transaction costs paid in cash	(14,430)
Tax effect of the Share Exchange Transaction	(39,060)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net, Total	113,241